SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 12 -       SELECTED STATEMENTS OF OPERATIONS DATA

A.	Revenues

A breakdown of the Company's revenues by geographical region and based upon distribution of the Company's products by major distributors is provided below for the years 2013, 2012 and 2011:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
Revenue by geographical region:
Israel	$1,078	$969	$979
Germany	11,063	9,648	9,860
Italy	6,507	6,352	6,797
Rest of Europe	3,818	3,635	3,438
Far East	7,156	6,646	6,050
USA	12,057	12,337	11,187
Rest of North America	1,788	1,902	1,659
Others	779	825	744
	$44,246	$42,314	$40,714
Revenue through major distributors, as a percentage of total revenues:

Distributor (A)	4%	4%	4%

B.	Cost of revenues

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Hardware and software	$3,429	$3,217	$3,073
Salaries and employee benefits	1,269	1,212	1,084
Royalties to the Chief Scientist	-	(419)	-
Amortization of other intangible assets	588	588	588
Depreciation	10	12	9
Other	553	490	632
	5,849	5,100	5,386
Decrease (increase) in inventory	(20)	(8)	(3)
	$5,829	$5,092	$5,383

C.	Selling, general and administrative expenses

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Marketing costs	$1,206	$1,267	$1,167
Selling expenses	19,188	18,281	18,135
General and administrative expenses	4,894	4,606	4,535
Amortization of other intangible assets	85	325	392
Depreciation	193	198	224
	$25,566	$24,677	$24,453